Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on August 24, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 987	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 990	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68154-1150

Attention:  Richard Malinowski

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	Stephanie Shearer Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

() immediately upon filing pursuant to paragraph (b).

(X)        on September 1, 2017 pursuant to paragraph (b).

( )       60 days after filing pursuant to paragraph (a)(1).

(  )        on (date) pursuant to paragraph (a)(1).

( )        75 days after filing pursuant to paragraph (a)(2).

(  )        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 980 to its Registration Statement until September 1, 2017. Post-Effective Amendment No. 980 to the Trust’s Registration Statement relates to the RiskPro® PFG Dreyfus 30+ Fund, RiskPro® PFG MFS 30+ Fund, RiskPro® Russell 30+ Fund, RiskPro® Loring Ward 39+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PIMCO Dynamic 0-10 Fund, RiskPro® PIMCO Dynamic 15-25 Fund, RiskPro® JPMorgan Dynamic 20-30 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® Meeder Tactical 0-30 Fund, RiskPro® Dreyfus Alternative 0-15 Fund and RiskPro® PIMCO Alternative 0-15 Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 980 under the Securities Act of 1933 and Amendment No. 984 under the Investment Company Act of 1940, filed on June 9, 2017, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 987 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 24th day of August, 2017.

                                   NORTHERN LIGHTS FUND TRUST

                                    (Registrant)

/s/ Kevin Wolf

By: Kevin Wolf,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	August 24, 2017
Gary Lanzen*	Trustee	August 24, 2017
Anthony Hertl*	Trustee& Chairman	August 24, 2017
Mark Taylor*	Trustee	August 24, 2017
Mark D. Gersten*	Trustee	August 24, 2017
Mark Garbin*	Trustee	August 24, 2017
Andrew Rogers*	Trustee	August 24, 2017
Kevin Wolf	President and Principal Executive Officer	August 24, 2017

By:                                     Date:

/s/ Kevin Wolf      August 24, 2017

Kevin Wolf, President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012, September 27, 2013, September 1, 2016 and June 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, No. 346, No. 535, No. 862, and No. 981 respectively, which are hereby incorporated by reference.